Warrants and Options (Details 6) (USD $)	6 Months Ended	57 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]
Summary of stock option activities
Beginning Balance, Shares Under Options			1,250,000
Number of Options/Warrants, Granted			250,000	1,250,000
Options exercised, Share Under Options
Options cancelled/expired, Shares Under Options	7,529,999
Ending Balance, Shares Under Options			1,500,000	1,250,000
Beginning Balance, Weighted Average Exercise Price			$ 0.61
Warrants/Options granted, Weighted Average Exercise Price		$ 0.20	$ 0.14	$ 0.61
Ending Balance, Weighted Average Exercise Price			$ 0.53	$ 0.61